Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Interest income
Loans	$ 12,602	$ 13,154	$ 26,069	$ 26,149
Reverse repurchase agreements	2,368	2,914	4,974	5,852
Securities
Interest	4,398	5,122	9,100	10,398
Dividends	848	680	1,371	1,228
Deposits with banks	1,366	1,126	2,940	2,182
Total interest income	21,582	22,996	44,454	45,809
Interest expense
Deposits	9,923	11,490	21,146	22,974
Securitization liabilities	205	259	433	516
Subordinated notes and debentures	145	99	280	193
Repurchase agreements and short sales	2,746	3,390	5,736	6,595
Other	438	293	868	578
Total interest expense	13,457	15,531	28,463	30,856
Net interest income	8,125	7,465	15,991	14,953
Non-interest income
Investment and securities services	2,006	1,872	4,020	3,617
Credit fees	419	494	838	1,063
Trading income (loss)	992	744	2,297	1,669
Service charges	680	657	1,366	1,311
Card services	704	703	1,477	1,465
Insurance revenue	1,876	1,665	3,746	3,341
Other income (loss)	8,135	219	7,251	114
Total non-interest income	14,812	6,354	20,995	12,580
Total revenue	22,937	13,819	36,986	27,533
Provision for (recovery of) credit losses	1,341	1,071	2,553	2,072
Insurance service expenses	1,417	1,248	2,924	2,614
Non-interest expenses
Salaries and employee benefits	4,485	4,250	9,135	8,564
Occupancy, including depreciation	499	474	1,011	942
Technology and equipment, including depreciation	699	616	1,388	1,254
Amortization of other intangibles	194	168	381	353
Communication and marketing	427	394	768	719
Restructuring charges	163	165	163	456
Brokerage-related and sub-advisory fees	133	125	262	255
Professional, advisory and outside services	957	655	1,850	1,220
Other	582	1,554	1,251	2,668
Total non-interest expenses	8,139	8,401	16,209	16,431
Income before income taxes and share of net income from investment in Schwab	12,040	3,099	15,300	6,416
Provision for (recovery of) income taxes	985	729	1,683	1,363
Share of net income from investment in Schwab	74	194	305	335
Net income	11,129	2,564	13,922	5,388
Preferred dividends and distributions on other equity instruments	200	190	286	264
Net income available to common shareholders	$ 10,929	$ 2,374	$ 13,636	$ 5,124
Earnings per share (Canadian dollars)
Basic	$ 6.28	$ 1.35	$ 7.81	$ 2.90
Diluted	6.27	1.35	7.81	2.89
Dividends per common share (Canadian dollars)	$ 1.05	$ 1.02	$ 2.10	$ 2.04